UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];  Amendment Number:

        This Amendment (Check only one.):     [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     FCG Advisors, LLC
Address:  One Main Street, Suite 202
          Chatham, NJ 07928

Form 13F File Number: 28-14872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Combias
Title:   Managing Member
Phone:   (973) 635-7374

Signature, Place, and Date of Signing:

  /s/ John A. Combias               Chatham, NJ               August 10, 2012
--------------------------       ------------------      -----------------------
      [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     -------------
Form 13F Information Table Entry Total:                    94
                                                     -------------
Form 13F Information Table Value Total:                 $138,823
                                                     -------------
                                                      (thousands)
                                                     -------------

List of Other Included Managers:                          None

                           Form 13F Information Table

Column 1                Column 2              Column 3 Column 4  Column 5                  Column 6    Column 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Voting Authority
                                                          Value  Shares or                 Investment  Other
Issuer                  Title of Class          Cusip   (x1000)  PRN amt  Sh/Prn Put/Call  Discretion  Manager  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC               COM                    37833100    1671      2861 Sh               Sole                                 2861
ALPS ETF TR ALERIAN     MLP ETF               00162Q866     205     12803 Sh               Sole                                12803
AMERICAN STD ENERGY     CORP COM              02971T107     314    199015 Sh               Sole                               199015
BOEING CO               COM                    97023105     438      5899 Sh               Sole                                 5899
BANK OF AMERICA         CORP                   60505104     154     18788 Sh               Sole                                18788
BLACKROCK BUILD AMER    BD TR SHS             09248X100     497     21599 Sh               Sole                                21599
BRISTOL MYERS SQUIBB    COM                   110122108     373     10379 Sh               Sole                                10379
BP PLC ADR (CNV INTO    6 ORD USD0.25 SHS)     55622104     211      5201 Sh               Sole                                 5201
BERKSHIRE HATHAWAY      INC DEL CL B NEW       84670702     240      2886 Sh               Sole                                 2886
VANGUARD BD INDEX FD    INC SHORT TERM BD     921937827     917     11306 Sh               Sole                                11306
SPDR SERIES TRUST       BARCLAYS INTL ETF     78464A516    5621     95067 Sh               Sole                                95067
SPDR SER TR LEHMAN      SHORT TERM INTL       78464A334    5357    150474 Sh               Sole                               150474
BLACKSTONE GROUP L P    COM UNIT REPSTG       09253U108     569     43500 Sh               Sole                                43500
CITIGROUP INC           COM NEW               172967424     218      7941 Sh               Sole                                 7941
CHINA AUTO LOGISTICS    INC COM               16936J103     178    481853 Sh               Sole                               481853
CHUBB CORP              COM                   171232101     296      4058 Sh               Sole                                 4058
CELGENE CORP            COM                   151020104   20745    323354 Sh               Sole                               323354
CFS BANCORP INC         COM                   12525D102    1125    225720 Sh               Sole                               225720
CISCO SYS INC           COM                   17275R102    1152     67148 Sh               Sole                                67148
CHEVRON CORP NEW        COM                   166764100     734      6960 Sh               Sole                                 6960
POWERSHARES DB          COMMODITY INDEX       222892101      35     25000 Sh               Sole                                25000
POWERSHARES DB G10      CURRENCY HARVEST      73935S105     835     32434 Sh               Sole                                32434
SPDR DOW JONES INDL     AVERAGE ETF TR UNIT   73935Y102     730     29667 Sh               Sole                                29667
DISNEY WALT CO          COM                   78467X109     233      1812 Sh               Sole                                 1812
ISHARES TR DOW JONES    SELECT DIVID INDEX    254687106     218      4487 Sh               Sole                                 4487
ISHARES TR              MSCI EMERGING MKTS    464287168     887     15785 Sh               Sole                                15785
ISHARES TR              MSCI EAFE INDEX FD    464287234    7826    199971 Sh               Sole                               199971
PROSHARES TR ULTRA      MSCI EAFE             464287465    4797     96009 Sh               Sole                                96009
ISHARES TR JPMORGAN     USD EMERGING MKTS BD  74347X500     418      6872 Sh               Sole                                 6872
ISHARES TR RUSSELL      ISHARES TR JPMORGAN   464288281    5188     45221 Sh               Sole                                45221
Elan Corp               ADR                   284131208     146     10000 Sh               Sole                                10000
E M C CORP MASS         COM                   268648102    3127    121988 Sh               Sole                               121988
EXPRESS SCRIPTS HLDG    CO COM                30219G108    3735     33895 Sh               Sole                                33895
FORD MTR CO DEL         COM                   345370860     150     15622 Sh               Sole                                15622
FACEBOOK INC COM        USD0.000006 CL  A     30303M102     464     14909 Sh               Sole                                14909
MARKET VECTORS ETF      TR GOLD MINERS ETF    57060U100     221      4936 Sh               Sole                                 4936
GENERAL ELECTRIC CO     COM                   369604103    1776     85235 Sh               Sole                                85235
GENERAL MILLS INC       COM                   370334104     376      9757 Sh               Sole                                 9757
SPDR GOLD TR GOLD       SHS                   78463V107    1778     11451 Sh               Sole                                11451
GUANWEI RECYCLING       CORP COM              400685103      18     22579 Sh               Sole                                22579
ISHARES S&P GSCI        COMMODITY INDEXED TR  46428R107     835     27436 Sh               Sole                                27436
SPDR INDEX SHS FDS      S&P INTL SMALL CAP    78463X871    1879     72815 Sh               Sole                                72815
INTL BUSINESS MACH      COM                   459200101    1408      6198 Sh               Sole                                 6198
ISHARES TR DOW JONES    EPAC SELECT           464288448     296      9850 Sh               Sole                                 9850
INTEL CORP              COM                   458140100     750     28152 Sh               Sole                                28152
ISHARES TR S&P 500/     VALUE INDEX FD        464287408     448      7198 Sh               Sole                                 7198
ISHARES TR S&P 500      INDEX FD              464287200     362      2645 Sh               Sole                                 2645

ISHARES TR S&P 500/     GROWTH INDEX FD       464287309     570      7754 Sh               Sole                                 7754
ISHARES TR RUSSELL      1000 VALUE INDEX FD   464287598    2428     35593 Sh               Sole                                35593
ISHARES TR RUSSELL      1000 GROWTH INDEX FD  464287614    1708     27019 Sh               Sole                                27019
ISHARES TR              RUSSELL 2000 VALUE    464287630    1904     27050 Sh               Sole                                27050
ISHARES TR RUSSELL      2000 GROWTH INDEX FD  464287648    1270     13883 Sh               Sole                                13883
ISHARES TR RUSSELL      MIDCAP VALUE INDEX    464287473    2945     63574 Sh               Sole                                63574
JOHNSON & JOHNSON       COM                   478160104    7993    118293 Sh               Sole                               118293
KKR Financial Holdings  COM                   48248A306      85     10000 Sh               Sole                                10000
SPDR SER TR BARCLAYS    CAP HIGH YIELD BD     78464A417    3118     79025 Sh               Sole                                79025
JPMORGAN CHASE & CO     COM                   46625H100    1621     45348 Sh               Sole                                45348
KRAFT FOODS INC         CL A                  50075N104     225      5818 Sh               Sole                                 5818
METABOLIX INC COM       COM                   591018809     237    128432 Sh               Sole                               128432
MCGRAW-HILL COS INC     COM                   580645109     224      4974 Sh               Sole                                 4974
3M COMPANY              COM                   88579Y101     474      5290 Sh               Sole                                 5290
MERCK & CO INC NEW      COM                   58933Y105     226      5402 Sh               Sole                                 5402
MICROSOFT CORP          COM                   594918104    1125     36780 Sh               Sole                                36780
MITSUBISHI UFJ          FINANCIAL GROUP INC   606822104     103     21768 Sh               Sole                                21768
MAXIM INTEGRATED        PRODS INC             57772K101    2155     84054 Sh               Sole                                84054
NEWSTAR FINL INC COM    COM                   65251F105    2111    161882 Sh               Sole                               161882
NEW ORIENTAL ENERGY     & CHEM CORP COM       64758A107       1     21555 Sh               Sole                                21555
NPS PHARMACEUTICALS     COM                   62936P103    1213    140896 Sh               Sole                               140896
NOVARTIS AG ADR-EACH    REPR 1 CHF0.5(REGD)   66987V109     222      3970 Sh               Sole                                 3970
NYSE EURONEXT           COM                   629491101     564     22031 Sh               Sole                                22031
ISHARES TR S&P 100      INDEX FUND            464287101     799     12788 Sh               Sole                                12788
PUBLIC SERVICE          ENTERPRISE GROUP INC  744573106     419     12884 Sh               Sole                                12884
PEPSICO INC             COM                   713448108     338      4782 Sh               Sole                                 4782
PFIZER INC              COM                   717081103     436     18944 Sh               Sole                                18944
PHILIP MORRIS INTL      INC COM               718172109     269      3088 Sh               Sole                                 3088
POWERSHARES EXCHANGE    TRADED FDS TST        73935X195     666     75336 Sh               Sole                                75336
SPDR INDEX SHS FDS      DJ WILSHIRE GLOBAL    78463X749     226      5691 Sh               Sole                                 5691
SPDR INDEX SHS FDS      DJ WILSHIRE INTL      78463X863    2388     64931 Sh               Sole                                64931
SBA COMMUNICATIONS      CPRP CL A             78388J106    3173     55622 Sh               Sole                                55622
ISHARES TR MSCI EAFE    SMALL CAP INDEX FD    464288273     393     10887 Sh               Sole                                10887
SPDR SER TR             S&P DIVID ETF         78464A763    2075     37284 Sh               Sole                                37284
SCHLUMBERGER LIMITED    COM STK USD0.01       806857108    1775     27350 Sh               Sole                                27350
SPDR S&P 500 ETF        TRUST UNIT SER 1 S&P  78462F103    1308      9613 Sh               Sole                                 9613
AT&T INC                COM                   00206R102     354      9922 Sh               Sole                                 9922
PROSHARES               ULTRASHORT 20+ YR     74347R297     207     13069 Sh               Sole                                13069
ISHARES BARCLAYS        TREAS INFLATION       464287176    4520     37762 Sh               Sole                                37762
UNION PACIFIC CORP      COM                   907818108     479      4012 Sh               Sole                                 4012
UNITED TECHNOLOGIES     CORP                  913017109     499      6612 Sh               Sole                                 6612
VANGUARD INTL EQUITY    INDEX FD INC FTSE     922042775     229      5600 Sh               Sole                                 5600
VANGUARD INDEX FDS      VANGUARD REIT ETF     922908553    2471     37769 Sh               Sole                                37769
VANGUARD INDEX TR       VANGUARD EXTENDED     922908652     942     16693 Sh               Sole                                16693
VERIZON                 COMMUNICATIONS        92343V104     424      9546 Sh               Sole                                 9546
WELLS FARGO & CO        COM                   949746101     226      6756 Sh               Sole                                 6756
EXXON MOBIL CORP        COM                   30231G102    1734     20262 Sh               Sole                                20262